Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income (loss)
Beginning balance at Dec. 31, 2021	$ 278,463	$ 246,944	$ (17,802)	$ 37,456	$ 11,863	$ 2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67,372				67,372
Unrealized foreign currency translation gain (loss)	304					304
Dividends	(8,734)				(8,734)
Share purchase program	(34,132)	(17,489)		(16,643)
Purchase of treasury shares	(2,030)		(2,030)
Stock-based compensation	4,676		3,394	1,282
Ending balance at Dec. 31, 2022	305,919	229,455	(16,438)	22,095	70,501	306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63,141				63,141
Unrealized foreign currency translation gain (loss)	(713)					(713)
Dividends	(10,610)				(10,610)
Purchase of treasury shares	(5,991)		(5,991)
Stock-based compensation	4,908		6,264	(1,356)
Ending balance at Dec. 31, 2023	$ 356,654	$ 229,455	$ (16,165)	$ 20,739	$ 123,032	$ (407)